Share-Based Payments - Total Expenses Arising from Share-Based Payment Transactions (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share-based payment expense	$ 1,163,543	$ 1,796,286	$ 2,001,572
Share-based payment expense	$ 1,163,543	$ 1,796,286